Major Restructuring Costs - Summary of Analysis of Costs Charged to Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Restructuring Costs [abstract]
Increase in provision for Major restructuring programmes	£ 383	£ 746	£ 345
Amount of provision reversed unused	(151)	(96)	(148)
Impairment losses recognised	27	361	521
Other non-cash charges	29	104	99
Other cash costs	338	417	288
Cost charged to operating profit	£ 626	£ 1,532	£ 1,105